(Loss)/earnings per share - Schedule of calculation of basic and diluted (loss)/earnings per share (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/income	$ 2,588,391	$ (7,970,332)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares	(1,818,000)	(2,862,000)
Less: Undistributed earnings allocated to non-vested shares	(11,926)
Change in fair value of warrants	(508,232)	15,176,536
Net (loss)/income attributable to common shareholders, basic	381,382	(11,211,498)
Net (loss)/income attributable to common shareholders, diluted	$ (114,924)	$ (11,211,498)
Weighted average number of shares outstanding, basic	733,370	234,474
Weighted average number of shares outstanding, diluted	$ 733,370	$ 234,474
Weighted average number of shares outstanding, diluted	1,804,320	234,474
Unexercised warrants	1,070,950
Effect of dilutive shares	$ 1,070,950
(Loss)/earnings per share, basic	$ 0.52	$ (47.82)
(Loss)/earnings per share, diluted	$ (0.06)	$ (47.82)
Series A Perpetual Convertible Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	$ (377,083)	$ (379,166)